SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 – SEGMENT REPORTING

The Company reports segment information in the same way management internally organizes the business in assessing performance and making decisions regarding allocation of resources in accordance with ASC 280, “Segment Reporting”. The Company has a single reportable operating segment which operates as a single business platform. In reaching this conclusion, management considered the definition of the Chief Operating Decision Maker (“CODM”), how the business is defined by the CODM, the nature of the information provided to the CODM, how the CODM uses such information to make operating decisions, and how resources and performance are assessed. The Company’s CODM is its Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company has a single, common management team and our cash flows are reported and reviewed with no distinct cash flows. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. All of the Company’s long-lived assets are located in the United Sates.

In addition to the significant expense categories included within net loss presented on the Company’s consolidated statements of operations, see below for disaggregated amounts that comprise general and administrative expenses.

	Year ended	Year ended
	December 31, 2025	December 31, 2024
Personnel and related taxes	$12,136,979	$10,951,854
Professional and consulting fees	1,245,767	4,492,811
Legal fees	845,069	1,097,192
Insurance	535,286	355,932
Other	1,320,105	1,075,039
Total general and administrative expenses	$16,083,206	$17,972,828

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS